Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share (Details) [Line Items]
Number of shares held in escrow account	387,365
Number of antidilutive securities were excluded from the computation of diluted net income (loss) per share	1,445,301	1,334,810	1,920,670
Escrow Subject to Cancellation Escrow Claims [Member]
Earnings Per Share (Details) [Line Items]
Number of shares issued in escrow account to forfeiture for final settlement of claims	387,365